Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

NOTE 3 – OTHER CURRENT ASSETS

	December 31,
	2020	2019

Prepaid expenses and advances to vendors	51,020	4,811
Receivables from sale of subsidiary (Note 5)	2,704	-
Government Institutions	11,855	10,489
	65,579	15,300